Prospectus Supplement                                      205351  6/03
dated June 30, 2003 to:

PUTNAM VISTA FUND
Prospectuses dated November 30, 2002

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Mid Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader       Since    Experience
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Eric M. Wetlaufer      1997     1997-Present        Putnam Management

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Portfolio members      Since    Experience
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Kevin M. Divney        2003     1997-Present        Putnam Management

Kenneth J. Doerr       2001     2000-Present        Putnam Management
                                Prior to Nov. 2000  Equinox Capital Management

Paul E. Marrkand       2003     1987-Present        Putnam Management

Justin M. Scott        2003     1988-Present        Putnam Management
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